Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Other Payables [Abstract]
Schedule of Other Payables
	June 30,	December 31
	2026	2025
	€ in thousands
Employees and payroll accruals	799	562
Provision for Legal Claims	53	53
Government authorities	384	279
Deferred revenues	3,505	2,045
Accrued expenses connected to Manara PSP	5,759	4,852
Accrued interest on Debentures	1,343	2,093
Other accrued expenses	6,361	6,749
	18,204	16,633